UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

August
Date of reporting period:
February 28, 2025
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Multi-Manager Small Cap Equity Strategies Fund
Institutional Class / CZMSX
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about Multi-Manager Small Cap Equity Strategies Fund (the Fund) for the period of September 1, 2024 to February 28, 2025. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 49	0.99% (a)
(a)	Annualized.
Key Fund
Statistics
Fund net assets	$ 2,186,288,116
Total number of portfolio holdings	820
Portfolio turnover for the reporting period	23%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top
Holdings
Casella Waste Systems, Inc., Class A	1.5%
Descartes Systems Group, Inc. (The)	1.1%
Clearwater Analytics Holdings, Inc., Class A	1.0%
Simpson Manufacturing Co., Inc.	0.9%
Merit Medical Systems, Inc.	0.9%
RBC Bearings, Inc.	0.9%
Construction Partners, Inc., Class A	0.9%
FirstService Corp.	0.9%
Exponent, Inc.	0.8%
AAON, Inc.	0.8%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
|
Multi-Manager Small Cap Equity Strategies Fund | Institutional Class

|

SSR102_08_(04/25)

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Multi-Manager Small Cap Equity Strategies Fund
Semi-Annual Financial Statements and Additional Information
February 28, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Multi-Manager Small Cap Equity Strategies Fund | 2025

Portfolio of Investments
February 28, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.5%
Issuer	Shares	Value ($)
Communication Services 1.1%
Diversified Telecommunication Services 0.1%
ATN International, Inc.	31,184	538,860
Bandwidth, Inc., Class A(a)	31,286	499,637
Liberty Latin America Ltd., Class C(a)	69,695	467,653
Total		1,506,150
Entertainment 0.3%
Eventbrite, Inc., Class A(a)	143,500	350,140
Madison Square Garden Entertainment Corp.(a)	135,365	4,674,153
Playstudios, Inc.(a)	32,339	52,713
Playtika Holding Corp.	34,981	184,700
Roku, Inc.(a)	20,705	1,729,074
Sphere Entertainment Co.(a)	2,600	113,438
Total		7,104,218
Interactive Media & Services 0.3%
Match Group, Inc.	57,093	1,810,419
Nextdoor Holdings, Inc.(a)	179,597	317,887
Outbrain, Inc.(a)	59,787	296,245
Shutterstock, Inc.	91,800	1,972,782
TrueCar, Inc.(a)	43,603	101,595
Vimeo, Inc.(a)	61,923	364,726
ZoomInfo Technologies, Inc.(a)	99,300	1,157,838
Total		6,021,492
Media 0.4%
Emerald Holding, Inc.	139,200	572,112
iHeartMedia, Inc., Class A(a)	202,971	359,259
Integral Ad Science Holding Corp.(a)	30,400	319,808
National CineMedia, Inc.(a)	88,400	591,396
Scholastic Corp.	99,560	2,179,368
Stagwell, Inc.(a)	349,423	2,267,755
TEGNA, Inc.	97,900	1,781,780
Total		8,071,478
Wireless Telecommunication Services 0.0%
Spok Holdings, Inc.	30,344	511,297
Total Communication Services		23,214,635
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Discretionary 10.1%
Automobile Components 1.8%
Adient PLC(a)	133,200	2,108,556
American Axle & Manufacturing Holdings, Inc.(a)	233,713	1,159,216
Cooper-Standard Holding, Inc.(a)	47,120	713,397
Dana, Inc.	455,944	6,779,887
Fox Factory Holding Corp.(a)	59,100	1,638,843
Gentex Corp.	83,700	2,035,584
Goodyear Tire & Rubber Co. (The)(a)	117,200	1,107,540
LCI Industries	53,882	5,594,029
Lear Corp.	23,100	2,171,169
Modine Manufacturing Co.(a)	51,833	4,382,999
Phinia, Inc.	92,479	4,560,140
Stoneridge, Inc.(a)	85,863	482,550
Visteon Corp.(a)	74,352	6,447,805
Total		39,181,715
Automobiles 0.3%
Harley-Davidson, Inc.	83,400	2,148,384
Thor Industries, Inc.	17,200	1,709,508
Winnebago Industries, Inc.	48,604	1,964,088
Total		5,821,980
Broadline Retail 0.1%
1stdibs.com, Inc.(a)	18,767	69,062
Global-e Online Ltd.(a)	62,372	2,658,295
Total		2,727,357
Diversified Consumer Services 0.4%
Adtalem Global Education, Inc.(a)	4,200	429,702
American Public Education, Inc.(a)	19,455	411,668
Bright Horizons Family Solutions, Inc.(a)	52,521	6,809,873
Chegg, Inc.(a)	196,760	214,468
Laureate Education, Inc., Class A(a)	54,600	1,088,724
Total		8,954,435
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotels, Restaurants & Leisure 2.7%
Accel Entertainment, Inc.(a)	93,900	1,011,303
Bloomin’ Brands, Inc.	169,100	1,586,158
Boyd Gaming Corp.	94,728	7,223,957
Dave & Buster’s Entertainment, Inc.(a)	17,100	357,219
Denny’s Corp.(a)	327,100	1,625,687
El Pollo Loco Holdings, Inc.(a)	81,800	922,295
First Watch Restaurant Group, Inc.(a)	207,676	4,427,652
Hilton Grand Vacations, Inc.(a)	52,400	2,247,960
International Game Technology PLC	125,100	2,218,023
Life Time Group Holdings, Inc.(a)	436,367	13,291,739
Marriott Vacations Worldwide Corp.	25,400	1,916,176
Monarch Casino & Resort, Inc.	10,700	979,906
Papa John’s International, Inc.	11,800	535,130
Planet Fitness, Inc., Class A(a)	61,329	5,675,999
Six Flags Entertainment Corp.	165,616	7,282,136
Travel + Leisure Co.	40,800	2,277,456
United Parks & Resorts, Inc.(a)	41,600	2,100,800
Wyndham Hotels & Resorts, Inc.	42,486	4,602,508
Total		60,282,104
Household Durables 1.8%
Beazer Homes USA, Inc.(a)	25,300	564,190
Century Communities, Inc.	16,700	1,159,481
Cricut, Inc.	33,965	183,411
Flexsteel Industries, Inc.	6,761	304,178
GoPro, Inc., Class A(a)	452,220	337,537
Green Brick Partners, Inc.(a)	22,419	1,339,087
Helen of Troy Ltd.(a)	36,100	1,986,583
Hooker Furnishings Corp.	9,966	130,256
iRobot Corp.(a)	200,464	1,457,373
KB Home	26,976	1,645,536
Landsea Homes Corp.(a)	108,559	772,940
Legacy Housing Corp.(a)	41,100	1,014,759
Leggett & Platt, Inc.	178,000	1,632,260
LGI Homes, Inc.(a)	13,400	983,962
M/I Homes, Inc.(a)	10,208	1,195,663
Meritage Homes Corp.	96,892	7,021,763
Purple Innovation, Inc.(a)	1,478	1,255
Sonos, Inc.(a)	478,601	6,327,105
Common Stocks (continued)
Issuer	Shares	Value ($)
Taylor Morrison Home Corp., Class A(a)	103,362	6,371,234
Traeger, Inc.(a)	34,050	78,996
Tri Pointe Homes, Inc.(a)	136,823	4,331,816
Universal Electronics, Inc.(a)	12,781	99,564
Total		38,938,949
Leisure Products 0.4%
Brunswick Corp.	36,400	2,214,940
Funko, Inc., Class A(a)	60,931	750,670
JAKKS Pacific, Inc.(a)	15,533	420,634
Johnson Outdoors, Inc., Class A	54,594	1,468,579
Latham Group, Inc.(a)	178,151	1,052,872
MasterCraft Boat Holdings, Inc.(a)	21,897	384,949
Polaris, Inc.	48,700	2,187,604
Solo Brands, Inc., Class A(a)	21,700	16,190
Total		8,496,438
Specialty Retail 2.1%
1-800-Flowers.com, Inc., Class A(a)	194,710	1,343,499
Advance Auto Parts, Inc.	27,100	999,990
Arhaus, Inc.	235,388	2,240,894
Arko Corp.	67,968	306,536
Asbury Automotive Group, Inc.(a)	4,300	1,154,120
Bark, Inc.(a)	241,425	408,008
Citi Trends, Inc.(a)	5,806	143,002
Designer Brands, Inc.	143,639	577,429
Floor & Decor Holdings, Inc., Class A(a)	20,806	2,010,484
Foot Locker, Inc.(a)	282,610	4,894,805
Genesco, Inc.(a)	68,631	2,509,836
Group 1 Automotive, Inc.	3,700	1,700,446
Haverty Furniture Companies, Inc.	138,345	3,158,416
Lands’ End, Inc.(a)	28,171	331,854
Lithia Motors, Inc., Class A	15,875	5,467,985
MarineMax, Inc.(a)	36,900	935,415
OneWater Marine, Inc., Class A(a)	83,600	1,384,416
PetMed Express, Inc.(a)	142,800	631,176
Signet Jewelers Ltd.	32,000	1,674,240
Sleep Number Corp.(a)	88,399	1,243,774
Sonic Automotive, Inc., Class A	82,299	5,609,500
Sportsman’s Warehouse Holdings, Inc.(a)	97,440	133,493
Stitch Fix, Inc., Class A(a)	489,874	2,317,104
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
ThredUp, Inc., Class A(a)	92,108	217,375
Tilly’s, Inc.(a)	6,492	24,669
Wayfair, Inc., Class A(a)	66,434	2,627,465
Zumiez, Inc.(a)	77,362	1,103,182
Total		45,149,113
Textiles, Apparel & Luxury Goods 0.5%
Carter’s, Inc.	18,400	759,368
G-III Apparel Group Ltd.(a)	42,200	1,142,354
Movado Group, Inc.	80,287	1,550,342
Oxford Industries, Inc.	28,400	1,761,652
PVH Corp.	15,700	1,174,988
Steven Madden Ltd.	44,900	1,472,271
Superior Group of Cos, Inc.	16,433	234,827
Wolverine World Wide, Inc.	248,386	3,673,629
Total		11,769,431
Total Consumer Discretionary		221,321,522
Consumer Staples 2.8%
Beverages 0.0%
MGP Ingredients, Inc.	13,700	448,538
Consumer Staples Distribution & Retail 1.1%
Andersons, Inc. (The)	90,539	3,873,259
Maplebear, Inc.(a)	128,437	5,277,476
SpartanNash Co.	63,685	1,285,800
Sprouts Farmers Market, Inc.(a)	36,217	5,374,603
The Chefs’ Warehouse(a)	131,324	8,218,256
Total		24,029,394
Food Products 0.7%
Calavo Growers, Inc.	18,837	431,744
Dole PLC	115,566	1,690,730
Fresh Del Monte Produce, Inc.	39,379	1,200,666
Freshpet, Inc.(a)	37,189	3,980,339
Hain Celestial Group, Inc. (The)(a)	179,400	642,252
John B. Sanfilippo & Son, Inc.	21,800	1,540,606
Utz Brands, Inc.	254,918	3,471,983
WK Kellogg Co.	114,000	2,259,480
Total		15,217,800
Common Stocks (continued)
Issuer	Shares	Value ($)
Household Products 0.5%
Central Garden & Pet Co.(a)	31,600	1,115,164
Central Garden & Pet Co., Class A(a)	26,571	836,455
Energizer Holdings, Inc.	34,500	1,060,185
WD-40 Co.	30,300	7,230,186
Total		10,241,990
Personal Care Products 0.5%
Edgewell Personal Care Co.	47,100	1,482,237
elf Beauty, Inc.(a)	23,521	1,652,350
Herbalife Ltd.(a)	569,768	4,729,074
Honest Co., Inc. (The)(a)	135,242	730,307
Inter Parfums, Inc.	4,700	652,924
Medifast, Inc.(a)	69,953	1,004,525
Nature’s Sunshine Products, Inc.(a)	17,201	250,619
Usana Health Sciences, Inc.(a)	22,759	673,439
Total		11,175,475
Tobacco 0.0%
Turning Point Brands, Inc.	13,055	917,766
Total Consumer Staples		62,030,963
Energy 4.5%
Energy Equipment & Services 1.7%
Cactus, Inc., Class A	161,985	8,510,692
Core Laboratories, Inc.	74,300	1,087,009
Expro Group Holdings NV(a)	166,149	1,975,512
Innovex International, Inc.(a)	122,200	2,237,482
Kodiak Gas Services, Inc.	163,601	7,034,843
Liberty Energy, Inc., Class A	100,900	1,742,543
National Energy Services Reunited Corp.(a)	129,600	1,062,072
NOV, Inc.	133,700	1,994,804
Oil States International, Inc.(a)	208,581	1,134,681
ProFrac Holding Corp., Class A(a)	148,700	1,069,153
ProPetro Holding Corp.(a)	158,100	1,334,364
Ranger Energy Services, Inc., Class A	35,942	600,591
RPC, Inc.	255,400	1,425,132
Select Energy Services, Inc., Class A	141,100	1,711,543
TechnipFMC PLC	155,767	4,585,780
Total		37,506,201
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 2.8%
Baytex Energy Corp.	945,188	2,136,125
Berry Corp.	213,783	870,097
California Resources Corp.	25,100	1,119,962
Comstock Resources, Inc.(a)	232,537	4,181,015
Core Natural Resources, Inc.	1,619	120,211
Crescent Energy Co., Class A	157,675	1,989,859
CVR Energy, Inc.	113,200	2,085,144
Delek U.S. Holdings, Inc.	223,618	3,644,973
Excelerate Energy, Inc., Class A	142,326	4,366,562
Granite Ridge Resources, Inc.	45,800	268,846
Gulfport Energy Corp.(a)	10,003	1,698,509
International Seaways, Inc.	25,900	863,247
Kosmos Energy Ltd.(a)	754,900	2,121,269
Matador Resources Co.	81,306	4,255,556
Murphy Oil Corp.	71,900	1,904,631
NextDecade Corp.(a)	296,700	2,438,874
Northern Oil & Gas, Inc.	67,600	2,129,400
Par Pacific Holdings, Inc.(a)	139,900	2,010,363
PBF Energy, Inc., Class A	174,319	3,735,656
REX American Resources Corp.(a)	54,000	2,085,480
SM Energy Co.	55,006	1,799,246
Talos Energy, Inc.(a)	241,000	2,169,000
Teekay Tankers Ltd., Class A	97,224	3,669,234
VAALCO Energy, Inc.	480,500	1,922,000
Vital Energy, Inc.(a)	75,400	2,013,934
World Kinect Corp.	178,227	5,336,116
Total		60,935,309
Total Energy		98,441,510
Financials 18.0%
Banks 10.0%
1st Source Corp.	31,286	2,030,461
Amalgamated Financial Corp.	13,543	439,470
Amerant Bancorp, Inc.	162,969	3,741,768
Arrow Financial Corp.	14,200	383,826
Associated Banc-Corp.	70,808	1,759,579
Banc of California, Inc.	599,336	8,912,126
Bank of Marin Bancorp	18,100	441,278
Bank of NT Butterfield & Son Ltd. (The)	57,602	2,234,958
Common Stocks (continued)
Issuer	Shares	Value ($)
Bank7 Corp.	5,960	245,671
BankUnited, Inc.	283,091	10,638,560
Bankwell Financial Group, Inc.	4,074	129,105
Baycom Corp.	22,701	624,277
BCB Bancorp, Inc.	24,683	250,039
Berkshire Hills Bancorp, Inc.	159,797	4,552,617
Bridgewater Bancshares, Inc.(a)	38,000	551,000
Brookline Bancorp, Inc.	216,511	2,554,830
Burke & Herbert Financial Services Corp.	19,200	1,197,312
Business First Bancshares, Inc.	13,734	364,363
Byline Bancorp, Inc.	28,416	810,993
California BanCorp.(a)	28,800	460,512
Camden National Corp.	22,200	976,356
Capital Bancorp, Inc.	22,461	685,285
Capital City Bank Group, Inc.	12,054	447,203
Capitol Federal Financial, Inc.	339,800	2,011,616
Carter Bankshares, Inc.(a)	24,100	417,894
Cathay General Bancorp	25,700	1,206,615
Central Pacific Financial Corp.	90,051	2,615,081
Chemung Financial Corp.	500	25,825
Civista Bancshares, Inc.	44,662	920,484
CNB Financial Corp.	49,880	1,244,506
Columbia Banking System, Inc.	63,200	1,689,336
Community Trust Bancorp, Inc.	39,912	2,178,796
ConnectOne Bancorp, Inc.	130,941	3,342,924
CrossFirst Bankshares, Inc.(a)	91,400	1,461,486
Dime Community Bancshares, Inc.	37,200	1,153,200
Eagle Bancorp, Inc.	94,500	2,198,070
Eastern Bankshares, Inc.	41,857	748,822
Enterprise Financial Services Corp.	31,420	1,856,294
Equity Bancshares, Inc., Class A	7,958	341,717
Evans Bancorp, Inc.	10,400	451,464
Farmers National Banc Corp.	21,264	308,115
FB Financial Corp.	73,808	3,728,780
Financial Institutions, Inc.	84,525	2,368,390
First BanCorp	296,330	5,769,545
First Bank	1,868	28,543
First Busey Corp.	83,000	1,991,170
First Business Financial Services, Inc.	4,243	225,473
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
First Financial Corp.	45,212	2,337,912
First Foundation, Inc.	418,368	2,129,493
First Hawaiian, Inc.	85,400	2,298,114
First Internet Bancorp	31,665	939,501
First Interstate Bancsystem, Inc.	55,800	1,713,060
First Merchants Corp.	10,431	456,878
First Mid Bancshares, Inc.	11,300	430,530
First of Long Island Corp. (The)	29,400	387,198
Five Star Bancorp	15,154	461,591
Flagstar Financial, Inc.	174,500	2,094,000
Flushing Financial Corp.	221,882	3,179,569
Great Southern Bancorp, Inc.	25,645	1,513,311
Guaranty Bancshares, Inc.	10,494	424,482
Hancock Whitney Corp.	4,193	239,546
Hanmi Financial Corp.	175,025	4,202,350
HarborOne Bancorp, Inc.	57,229	663,284
HBT Financial, Inc.	1,969	49,225
Heritage Commerce Corp.	210,600	2,234,466
Heritage Financial Corp.	56,759	1,434,300
Hilltop Holdings, Inc.	211,741	6,773,595
Hingham Institution for Savings	6,700	1,740,057
Home Bancorp, Inc.	12,928	607,616
Home Bancshares, Inc.	107,715	3,226,064
HomeStreet, Inc.(a)	53,500	537,140
HomeTrust Bancshares, Inc.	12,855	472,036
Hope Bancorp, Inc.	201,100	2,196,012
Horizon Bancorp, Inc.	102,700	1,750,008
Independent Bank Corp.	24,500	1,679,720
Independent Bank Corp.	54,528	1,852,861
Investar Holding Corp.	8,900	166,697
Kearny Financial Corp.	347,071	2,426,026
Live Oak Bancshares, Inc.	66,767	2,123,858
Mercantile Bank Corp.	34,543	1,665,318
Metropolitan Bank Holding Corp.(a)	28,914	1,747,273
Mid Penn Bancorp, Inc.	22,600	641,840
Midland States Bancorp, Inc.	84,848	1,644,354
MidWestOne Financial Group, Inc.	29,700	904,365
MVB Financial Corp.	1,646	30,435
NB Bancorp, Inc.(a)	79,300	1,532,076
Common Stocks (continued)
Issuer	Shares	Value ($)
Northeast Bank	7,130	715,995
Northeast Community Bancorp, Inc.	14,400	334,944
Northfield Bancorp, Inc.	228,818	2,695,476
Northrim BanCorp, Inc.	12,900	1,061,670
OceanFirst Financial Corp.	203,203	3,659,686
OFG Bancorp	52,827	2,244,619
Orange County Bancorp, Inc.	5,874	150,081
Origin Bancorp, Inc.	51,780	2,004,922
Pacific Premier Bancorp, Inc.	95,100	2,271,939
Peapack-Gladstone Financial Corp.	72,073	2,332,282
Peoples Financial Services Corp.	8,600	419,938
Pinnacle Financial Partners, Inc.	44,483	5,082,628
Preferred Bank	27,755	2,463,256
Premier Financial Corp.	80,200	2,248,808
Primis Financial Corp.	15,381	161,654
Provident Bancorp, Inc.(a)	7,884	94,845
Provident Financial Services, Inc.	120,759	2,203,852
QCR Holdings, Inc.	20,854	1,570,932
RBB Bancorp	35,512	628,918
Red River Bancshares, Inc.	600	33,870
Republic Bancorp, Inc.	2,340	158,722
Sandy Spring Bancorp, Inc.	4,785	152,976
Shore Bancshares, Inc.	35,247	533,463
Sierra Bancorp	34,158	1,049,334
Simmons First National Corp., Class A	105,000	2,306,850
SmartFinancial, Inc.	1,642	57,010
South Plains Financial, Inc.	21,480	756,955
Southern First Bancshares, Inc.(a)	6,828	233,244
Southern Missouri Bancorp, Inc.	20,700	1,206,810
Southern States Bancshares, Inc.	852	27,673
Texas Capital Bancshares, Inc.(a)	112,586	8,912,308
Third Coast Bancshares, Inc.(a)	33,367	1,195,206
Tompkins Financial Corp.	29,791	2,052,302
Towne Bank	60,442	2,229,101
Trico Bancshares	66,735	2,917,654
TrustCo Bank Corp.	53,160	1,754,812
Trustmark Corp.	23,642	865,061
UMB Financial Corp.	43,314	4,778,834
Unity Bancorp, Inc.	8,279	393,170
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Univest Corporation of Pennsylvania	49,700	1,518,832
Valley National Bancorp	174,600	1,718,064
Veritex Holdings, Inc.	103,262	2,719,921
WaFd, Inc.	68,825	2,036,532
Washington Trust Bancorp, Inc.	72,000	2,312,640
Zions Bancorp	25,058	1,354,134
Total		219,243,819
Capital Markets 1.3%
Diamond Hill Investment Group, Inc.	8,000	1,169,120
Evercore, Inc., Class A	18,034	4,360,621
Federated Hermes, Inc., Class B	58,500	2,266,875
Hamilton Lane, Inc., Class A	34,605	5,409,454
Piper Sandler Companies	23,065	6,680,086
Robinhood Markets, Inc., Class A(a)	110,443	5,533,194
Virtus Investment Partners, Inc.	11,100	2,084,247
Total		27,503,597
Consumer Finance 1.0%
Ally Financial, Inc.	107,596	3,991,812
Bread Financial Holdings, Inc.	154,000	8,316,000
Green Dot Corp., Class A(a)	131,949	1,009,410
LendingTree, Inc.(a)	21,704	876,625
Navient Corp.	161,200	2,306,772
PRA Group, Inc.(a)	15,100	316,043
PROG Holdings, Inc.	53,885	1,528,717
Regional Management Corp.	14,930	500,901
SLM Corp.	69,900	2,110,281
Upstart Holdings, Inc.(a)	31,815	2,121,106
Total		23,077,667
Financial Services 2.5%
Banco Latinoamericano de Comercio Exterior SA, Class E	4,733	200,537
Cass Information Systems, Inc.	21,500	939,765
Corebridge Financial, Inc.	105,681	3,665,017
Enact Holdings, Inc.	137,197	4,716,833
Essent Group Ltd.	39,200	2,258,704
Euronet Worldwide, Inc.(a)	22,700	2,325,842
FS Bancorp, Inc.	2,815	110,939
International Money Express, Inc.(a)	94,800	1,452,336
Jackson Financial, Inc., Class A	92,351	8,462,122
Common Stocks (continued)
Issuer	Shares	Value ($)
Marqeta, Inc., Class A(a)	604,050	2,524,929
Merchants Bancorp	89,855	3,658,896
MGIC Investment Corp.	70,000	1,722,700
NMI Holdings, Inc., Class A(a)	52,100	1,898,524
Onity Group, Inc.(a)	10,986	355,068
Paysafe Ltd.(a)	153,334	3,036,013
PennyMac Financial Services, Inc.	61,296	6,353,330
Radian Group, Inc.	68,000	2,237,880
Remitly Global, Inc.(a)	155,170	3,724,080
Western Union Co. (The)	208,400	2,256,972
WEX, Inc.(a)	14,700	2,309,370
Total		54,209,857
Insurance 3.0%
Ambac Financial Group, Inc.(a)	90,900	882,639
Assured Guaranty Ltd.	13,100	1,144,023
Bowhead Specialty Holdings, Inc.(a)	54,580	1,835,525
CNO Financial Group, Inc.	153,839	6,413,548
Donegal Group, Inc., Class A	31,797	556,130
eHealth, Inc.(a)	23,995	211,396
Employers Holdings, Inc.	68,038	3,524,368
F&G Annuities & Life, Inc.	56,100	2,388,738
Fidelis Insurance Holdings Ltd.	232,337	3,417,677
Genworth Financial, Inc., Class A(a)	366,762	2,548,996
Globe Life, Inc.	28,934	3,687,060
Greenlight Capital Re Ltd., Class A(a)	2,114	29,448
Hamilton Insurance Group Ltd., Class B(a)	101,600	1,987,296
Hanover Insurance Group, Inc. (The)	13,628	2,323,983
Heritage Insurance Holdings, Inc.(a)	163,544	1,921,642
Hippo Holdings, Inc.(a)	38,305	1,100,503
Horace Mann Educators Corp.	60,125	2,545,091
James River Group Holdings Ltd.	95,135	470,918
Kemper Corp.	34,100	2,304,478
Lincoln National Corp.	30,600	1,193,400
Mercury General Corp.	63,570	3,428,330
Oscar Health, Inc., Class A(a)	172,122	2,514,702
ProAssurance Corp.(a)	165,654	2,590,829
Reinsurance Group of America, Inc.	19,346	3,921,241
RLI Corp.	2,040	155,224
Safety Insurance Group, Inc.	13,101	997,510
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Selective Insurance Group, Inc.	13,500	1,161,607
Selectquote, Inc.(a)	82,405	375,767
Skyward Specialty Insurance Group, Inc.(a)	53,523	2,784,266
Stewart Information Services Corp.	24,800	1,765,760
United Fire Group, Inc.	42,323	1,188,007
Universal Insurance Holdings, Inc.	46,434	1,029,906
White Mountains Insurance Group Ltd.	1,220	2,256,390
Total		64,656,398
Mortgage Real Estate Investment Trusts (REITS) 0.2%
Angel Oak Mortgage REIT, Inc.	12,825	127,865
Apollo Commercial Real Estate Finance, Inc.	116,300	1,178,119
Ares Commercial Real Estate Corp.	219,500	1,073,355
BrightSpire Capital, Inc.	195,907	1,220,500
Claros Mortgage Trust, Inc.	276,208	643,565
Granite Point Mortgage Trust, Inc.	290,028	858,483
Nexpoint Real Estate Finance, Inc.	4,800	78,960
Total		5,180,847
Total Financials		393,872,185
Health Care 12.1%
Biotechnology 5.0%
Agios Pharmaceuticals, Inc.(a)	44,967	1,598,127
Alkermes PLC(a)	147,373	5,059,315
Allogene Therapeutics, Inc.(a)	243,461	474,749
Amicus Therapeutics, Inc.(a)	430,136	4,081,991
Anika Therapeutics, Inc.(a)	22,449	391,735
Apogee Therapeutics, Inc.(a)	64,238	2,019,643
Arcturus Therapeutics Holdings, Inc.(a)	9,115	153,041
Biohaven Ltd.(a)	130,432	4,849,462
Blueprint Medicines Corp.(a)	71,807	6,934,402
CareDx, Inc.(a)	137,242	3,039,910
Caribou Biosciences, Inc.(a)	408,058	477,428
Clementia Pharmaceuticals, Inc.(a),(b),(c),(d)	134,864	0
Cytokinetics, Inc.(a)	79,096	3,638,416
Disc Medicine, Inc.(a)	56,774	3,189,563
Dyne Therapeutics, Inc.(a)	175,149	2,383,778
Editas Medicine, Inc.(a)	51,238	98,377
Enanta Pharmaceuticals, Inc.(a)	108,582	844,768
Entrada Therapeutics, Inc.(a)	40,616	484,955
Fate Therapeutics, Inc.(a)	811,324	908,683
Common Stocks (continued)
Issuer	Shares	Value ($)
Foghorn Therapeutics, Inc.(a)	4,600	22,310
Generation Bio Co.(a)	8,612	4,995
Halozyme Therapeutics, Inc.(a)	112,654	6,663,484
Insmed, Inc.(a)	134,689	10,983,888
Ironwood Pharmaceuticals, Inc.(a)	245,951	395,981
iTeos Therapeutics, Inc.(a)	200,059	1,452,428
Kodiak Sciences, Inc.(a)	98,162	403,446
Kyverna Therapeutics, Inc.(a)	50,055	142,156
Lyell Immunopharma, Inc.(a)	37,489	26,647
MacroGenics, Inc.(a)	33,432	82,243
Mersana Therapeutics, Inc.(a)	44,347	23,211
Organogenesis Holdings, Inc.(a)	34,259	212,748
PMV Pharmaceuticals, Inc.(a)	18,007	24,670
Pyxis Oncology, Inc.(a)	9,500	11,305
REGENXBIO, Inc.(a)	329,148	2,162,502
Relay Therapeutics, Inc.(a)	365,223	1,245,410
Revolution Medicines, Inc.(a)	138,120	5,627,009
Sage Therapeutics, Inc.(a)	149,616	1,092,197
Sutro Biopharma, Inc.(a)	298,750	475,013
Travere Therapeutics, Inc.(a)	263,067	5,629,634
Twist Bioscience Corp.(a)	86,942	3,375,089
Vanda Pharmaceuticals, Inc.(a)	147,722	703,157
Vaxcyte, Inc.(a)	91,542	6,684,397
Vericel Corp.(a)	191,549	9,824,548
Verve Therapeutics, Inc.(a)	188,807	1,195,148
Viking Therapeutics, Inc.(a)	52,337	1,510,969
Voyager Therapeutics, Inc.(a)	22,320	91,066
Xencor, Inc.(a)	143,757	2,208,108
Xenon Pharmaceuticals, Inc.(a)	103,619	3,835,975
Zentalis Pharmaceuticals, Inc.(a)	459,792	951,769
Zymeworks, Inc.(a)	116,026	1,554,748
Total		109,244,594
Health Care Equipment & Supplies 3.3%
Accuray, Inc.(a)	75,659	152,074
Embecta Corp.	17,548	236,898
Envista Holdings Corp.(a)	56,700	1,132,866
Establishment Labs Holdings, Inc.(a)	34,594	1,483,045
Glaukos Corp.(a)	34,465	4,136,489
Inmode Ltd.(a)	107,700	2,016,144
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Inogen, Inc.(a)	73,287	610,481
iRhythm Technologies, Inc.(a)	36,832	4,057,413
Lantheus Holdings, Inc.(a)	46,759	4,386,929
LeMaitre Vascular, Inc.	157,106	14,430,186
LivaNova PLC(a)	43,400	1,806,742
Merit Medical Systems, Inc.(a)	198,041	20,208,104
Neogen Corp.(a)	680,793	6,841,970
OraSure Technologies, Inc.(a)	296,009	1,030,111
PROCEPT BioRobotics Corp.(a)	40,985	2,636,975
TransMedics Group, Inc.(a)	20,277	1,547,541
Utah Medical Products, Inc.	17,800	1,061,058
Varex Imaging Corp.(a)	247,786	3,186,528
Zimvie, Inc.(a)	55,373	734,800
Zynex, Inc.(a)	92,400	666,204
Total		72,362,558
Health Care Providers & Services 0.5%
Acadia Healthcare Co., Inc.(a)	100,794	3,021,804
Astrana Health, Inc.(a)	26,100	662,418
Aveanna Healthcare Holdings, Inc.(a)	49,641	211,471
Castle Biosciences, Inc.(a)	1,439	31,198
Concentra Group Holdings Parent, Inc.	51,447	1,161,673
Hims & Hers Health, Inc., Class A(a)	39,335	1,773,615
National Research Corp., Class A	32,000	466,880
PACS Group, Inc.(a)	107,017	1,394,431
Select Medical Holdings Corp.	67,400	1,226,006
Total		9,949,496
Health Care Technology 0.9%
Definitive Healthcare Corp.(a)	135,007	436,073
Evolent Health, Inc., Class A(a)	250,229	2,249,559
Simulations Plus, Inc.	237,851	6,892,922
Waystar Holding Corp.(a)	229,580	9,979,842
Total		19,558,396
Life Sciences Tools & Services 1.8%
10X Genomics, Inc., Class A(a)	128,546	1,374,157
Azenta, Inc.(a)	186,071	8,116,417
Codexis, Inc.(a)	124,777	379,322
Maravai LifeSciences Holdings, Inc., Class A(a)	327,019	1,053,001
Mesa Laboratories, Inc.	53,704	7,485,264
Common Stocks (continued)
Issuer	Shares	Value ($)
Personalis, Inc.(a)	3,972	16,444
Repligen Corp.(a)	63,535	10,118,584
Stevanato Group SpA	620,745	11,570,687
Total		40,113,876
Pharmaceuticals 0.6%
Amphastar Pharmaceuticals, Inc.(a)	50,300	1,430,029
ANI Pharmaceuticals, Inc.(a)	18,100	1,120,209
Arvinas, Inc.(a)	127,341	2,253,936
Atea Pharmaceuticals, Inc.(a)	85,519	259,122
Biote Corp., Class A(a)	32,863	143,611
Nektar Therapeutics(a)	212,719	178,684
Pacira Pharmaceuticals, Inc.(a)	243,853	5,864,665
Phibro Animal Health Corp., Class A	35,013	796,195
SIGA Technologies, Inc.	160,200	879,498
Terns Pharmaceuticals, Inc.(a)	121,530	448,446
Theravance Biopharma, Inc.(a)	97,294	909,699
Total		14,284,094
Total Health Care		265,513,014
Industrials 25.9%
Aerospace & Defense 1.4%
Aerovironment, Inc.(a)	29,427	4,402,868
AerSale Corp.(a)	142,859	1,000,013
Astronics Corp.(a)	13,649	273,117
Hexcel Corp.	75,428	4,779,872
Huntington Ingalls Industries, Inc.	20,221	3,550,403
Karman Holdings, Inc.(a)	94,229	2,971,983
Mercury Systems, Inc.(a)	167,488	7,438,142
National Presto Industries, Inc.	9,400	956,356
Rocket Lab, Inc.(a)	149,825	3,069,914
V2X, Inc.(a)	36,549	1,714,879
Total		30,157,547
Air Freight & Logistics 0.0%
Radiant Logistics, Inc.(a)	12,690	85,784
Building Products 3.3%
AAON, Inc.	232,896	17,886,413
American Woodmark Corp.(a)	21,000	1,303,680
Apogee Enterprises, Inc.	32,200	1,543,668
Armstrong World Industries, Inc.	8,100	1,244,646
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
AZZ, Inc.	4,900	470,939
CSW Industrials, Inc.	44,635	13,662,327
Insteel Industries, Inc.	66,829	1,880,568
Janus International Group, Inc.(a)	256,000	2,071,040
JELD-WEN Holding, Inc.(a)	270,583	1,488,206
Resideo Technologies, Inc.(a)	111,900	2,149,599
Simpson Manufacturing Co., Inc.	124,569	20,479,144
Trex Company, Inc.(a)	139,685	8,617,168
Total		72,797,398
Commercial Services & Supplies 3.5%
ABM Industries, Inc.	32,500	1,765,725
ACV Auctions, Inc., Class A(a)	276,875	4,446,612
Brady Corp., Class A	6,200	449,314
Brink’s Co. (The)	24,300	2,285,172
Casella Waste Systems, Inc., Class A(a)	301,808	33,808,532
Ennis, Inc.	22,500	477,000
Enviri Corp.(a)	122,127	793,825
Healthcare Services Group, Inc.(a)	193,400	2,030,700
Interface, Inc.	70,581	1,427,854
MillerKnoll, Inc.	99,800	2,145,700
MSA Safety, Inc.	99,748	16,328,748
Pitney Bowes, Inc.	198,403	2,148,704
Steelcase, Inc., Class A	336,299	4,089,396
Tetra Tech, Inc.	29,893	872,577
Unifirst Corp.	5,600	1,203,552
Vestis Corp.	155,699	1,845,033
Total		76,118,444
Construction & Engineering 2.2%
Arcosa, Inc.	67,192	5,636,065
Concrete Pumping Holdings, Inc.	40,308	263,614
Construction Partners, Inc., Class A(a)	261,674	18,987,065
Fluor Corp.(a)	112,691	4,285,639
Great Lakes Dredge & Dock Corp.(a)	60,228	511,336
MasTec, Inc.(a)	37,566	4,905,744
Matrix Service Co.(a)	56,073	699,791
Orion Group Holdings, Inc.(a)	145,474	1,035,775
Tutor Perini Corp.(a)	208,286	6,121,526
Valmont Industries, Inc.	18,125	6,314,206
Total		48,760,761
Common Stocks (continued)
Issuer	Shares	Value ($)
Electrical Equipment 1.1%
Allient, Inc.	2,677	66,604
Atkore, Inc.	23,000	1,414,500
Bloom Energy Corp., Class A(a)	186,628	4,482,804
NEXTracker, Inc., Class A(a)	174,336	7,674,271
Sensata Technologies Holding	72,800	2,100,280
Thermon(a)	77,200	2,277,400
Vicor Corp.(a)	75,505	4,781,732
Total		22,797,591
Ground Transportation 0.5%
Covenant Logistics Group, Inc., Class A	35,112	883,769
FTAI Infrastructure, Inc.	218,094	1,273,669
Heartland Express, Inc.	224,478	2,316,613
Lyft, Inc., Class A(a)	281,286	3,752,355
Marten Transport Ltd.	101,256	1,490,488
Ryder System, Inc.	3,032	498,673
Schneider National, Inc., Class B	15,700	414,166
Total		10,629,733
Machinery 6.7%
Albany International Corp., Class A	24,900	1,906,593
Astec Industries, Inc.	40,784	1,451,095
Atmus Filtration Technologies, Inc.	59,400	2,364,120
Blue Bird Corp.(a)	35,500	1,247,470
Chart Industries, Inc.(a)	34,853	6,641,239
Columbus McKinnon Corp.	52,500	915,075
Douglas Dynamics, Inc.	59,900	1,619,696
Esab Corp.	59,594	7,467,128
ESCO Technologies, Inc.	97,882	16,138,784
Federal Signal Corp.	129,050	10,489,184
Gates Industrial Corp. PLC(a)	69,200	1,497,488
Greenbrier Companies, Inc. (The)	41,032	2,305,998
Helios Technologies, Inc.	184,136	7,264,165
Hillenbrand, Inc.	73,300	2,191,670
Hillman Solutions Corp.(a)	677,430	6,611,717
ITT, Inc.	31,132	4,397,084
John Bean Technologies Corp.	105,174	13,882,968
Kadant, Inc.	16,070	6,017,894
Kennametal, Inc.	53,000	1,172,890
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
LB Foster Co., Class A(a)	26,922	739,009
Lindsay Corp.	11,700	1,545,804
Manitowoc Co., Inc. (The)(a)	79,904	827,006
Mayville Engineering Co., Inc.(a)	34,619	517,554
Miller Industries, Inc.	20,000	1,158,400
Proto Labs, Inc.(a)	29,200	1,164,496
RBC Bearings, Inc.(a)	55,772	20,033,303
REV Group, Inc.	13,300	405,650
Shyft Group, Inc. (The)	35,915	359,868
SPX Technologies, Inc.(a)	108,315	15,776,080
Tennant Co.	19,800	1,713,888
Timken Co. (The)	28,100	2,276,100
Wabash National Corp.	182,300	2,134,733
Worthington Enterprises, Inc.	40,300	1,692,197
Total		145,926,346
Marine Transportation 0.0%
Golden Ocean Group Ltd.	86,564	839,671
Passenger Airlines 0.3%
Allegiant Travel Co.	85,486	6,283,221
Sun Country Airlines Holdings, Inc.(a)	32,900	530,019
Total		6,813,240
Professional Services 3.6%
CBIZ, Inc.(a)	42,375	3,312,454
Conduent, Inc.(a)	326,588	1,156,121
ExlService Holdings, Inc.(a)	173,437	8,403,023
Exponent, Inc.	214,986	18,200,715
Forrester Research, Inc.(a)	35,800	396,664
Franklin Covey Co.(a)	21,300	681,174
Heidrick & Struggles International, Inc.	68,989	2,827,859
Huron Consulting Group, Inc.(a)	3,700	564,102
IBEX Ltd.(a)	61,492	1,556,362
Insperity, Inc.	26,000	2,287,220
KBR, Inc.	16,480	808,014
Kelly Services, Inc., Class A	109,313	1,472,446
Kforce, Inc.	41,300	2,069,956
Korn/Ferry International	34,200	2,245,230
ManpowerGroup, Inc.	37,500	2,161,125
MAXIMUS, Inc.	34,300	2,236,360
Common Stocks (continued)
Issuer	Shares	Value ($)
Mistras Group, Inc.(a)	40,414	397,674
Paycor HCM, Inc.(a)	446,130	9,962,083
Resources Connection, Inc.	333,264	2,426,162
Science Applications International Corp.	4,400	434,676
Skillsoft Corp.(a)	3,228	83,541
TrueBlue, Inc.(a)	238,171	1,495,714
UL Solutions, Inc., Class A	156,266	8,311,789
Verra Mobility Corp.(a)	252,332	5,775,879
Total		79,266,343
Trading Companies & Distributors 3.3%
Air Lease Corp.	55,816	2,674,703
Applied Industrial Technologies, Inc.	43,541	10,910,504
BlueLinx Holdings, Inc.(a)	23,606	1,873,608
Boise Cascade Co.	24,327	2,521,737
DNOW, Inc.(a)	97,355	1,555,733
FTAI Aviation Ltd.	55,134	7,096,297
Global Industrial Co.	71,427	1,674,963
Hudson Technologies, Inc.(a)	84,875	488,880
McGrath Rentcorp	4,600	561,200
MSC Industrial Direct Co., Inc., Class A	28,400	2,282,224
Rush Enterprises, Inc., Class A	156,095	9,103,489
SiteOne Landscape Supply, Inc.(a)	106,391	13,438,247
Titan Machinery, Inc.(a)	117,400	2,018,106
Transcat, Inc.(a)	83,463	6,636,978
WESCO International, Inc.	46,577	8,405,751
Total		71,242,420
Total Industrials		565,435,278
Information Technology 15.4%
Communications Equipment 1.0%
Aviat Networks, Inc.(a)	129,987	2,720,628
Ciena Corp.(a)	50,666	4,031,494
CommScope Holding Co., Inc.(a)	231,573	1,470,489
Digi International, Inc.(a)	331,000	10,108,740
NETGEAR, Inc.(a)	114,815	3,019,634
Ribbon Communications, Inc.(a)	132,289	624,404
Total		21,975,389
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Electronic Equipment, Instruments & Components 3.0%
Arrow Electronics, Inc.(a)	20,100	2,172,207
Avnet, Inc.	43,300	2,188,382
Belden, Inc.	4,000	440,120
Crane NXT Co.	133,850	7,471,507
ePlus, Inc.(a)	25,000	1,609,500
Fabrinet(a)	25,847	5,170,692
FARO Technologies, Inc.(a)	50,948	1,628,298
Ingram Micro Holding Corp.(a)	194,394	4,191,135
IPG Photonics Corp.(a)	36,000	2,094,840
Itron, Inc.(a)	12,800	1,393,792
Jabil, Inc.	10,350	1,603,422
Kimball Electronics, Inc.(a)	54,700	985,694
Littelfuse, Inc.	17,685	4,104,865
Methode Electronics, Inc.	261,747	2,853,042
nLight, Inc.(a)	32,916	301,840
Novanta, Inc.(a)	104,644	15,135,708
OSI Systems, Inc.(a)	5,900	1,216,639
PC Connection, Inc.	22,916	1,462,041
Plexus Corp.(a)	15,876	2,110,238
Sanmina Corp.(a)	13,900	1,138,688
Scansource, Inc.(a)	91,486	3,349,303
SmartRent, Inc.(a)	210,722	261,295
Vishay Intertechnology, Inc.	121,200	2,077,368
Vontier Corp.	31,900	1,191,465
Total		66,152,081
IT Services 0.7%
ASGN, Inc.(a)	33,700	2,270,706
Core Scientific, Inc.(a)	143,913	1,606,069
DigitalOcean Holdings, Inc.(a)	97,615	4,182,803
Globant SA(a)	16,565	2,493,530
Kyndryl Holdings, Inc.(a)	15,573	593,020
Rackspace Technology, Inc.(a)	353,063	836,759
Sionna Therapeutics, Inc.(a)	208,160	2,866,363
Unisys Corp.(a)	193,527	834,101
Total		15,683,351
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 1.6%
Allegro MicroSystems, Inc.(a)	230,101	5,131,252
Ambarella, Inc.(a)	89,710	5,510,885
Amkor Technology, Inc.	77,429	1,633,752
Cirrus Logic, Inc.(a)	4,400	458,524
Credo Technology Group Holding Ltd.(a)	63,877	3,524,733
Diodes, Inc.(a)	32,100	1,585,098
MACOM Technology Solutions Holdings, Inc.(a)	23,528	2,721,248
MKS Instruments, Inc.	25,316	2,324,515
Onto Innovation, Inc.(a)	23,283	3,391,402
Photronics, Inc.(a)	99,800	2,079,832
Rambus, Inc.(a)	120,722	6,747,153
Total		35,108,394
Software 9.0%
Adeia, Inc.	130,200	2,046,744
Agilysys, Inc.(a)	97,313	7,881,380
Alkami Technology, Inc.(a)	105,552	3,255,224
Blackline, Inc.(a)	317,574	15,338,824
Box, Inc., Class A(a)	135,552	4,432,550
Braze, Inc., Class A(a)	92,132	3,407,041
CCC Intelligent Solutions Holdings, Inc.(a)	906,820	9,240,496
Clear Secure, Inc., Class A	98,593	2,337,640
Clearwater Analytics Holdings, Inc., Class A(a)	734,576	22,845,314
Confluent, Inc., Class A(a)	185,430	5,885,548
CS Disco, Inc.(a)	32,553	156,905
Descartes Systems Group, Inc. (The)(a)	210,970	23,521,045
Dropbox, Inc., Class A(a)	105,366	2,737,409
E2open Parent Holdings, Inc.(a)	288,122	659,799
Freshworks, Inc., Class A(a)	406,347	6,932,280
Gitlab, Inc., Class A(a)	51,722	3,114,182
Informatica, Inc., Class A(a)	144,932	2,776,897
JFrog Ltd.(a)	165,676	6,088,593
Life360, Inc.(a)	8,761	395,997
Marathon Digital Holdings ,Inc.(a)	97,138	1,352,161
MeridianLink, Inc.(a)	94,272	1,721,407
nCino, Inc.(a)	167,940	5,258,201
Nutanix, Inc., Class A(a)	61,377	4,719,278
Olo, Inc., Class A(a)	10,482	72,221
ON24, Inc.(a)	18,883	105,367
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Ooma, Inc.(a)	15,883	228,398
Q2 Holdings, Inc.(a)	138,140	12,069,292
SentinelOne, Inc., Class A(a)	188,411	3,886,919
SPS Commerce, Inc.(a)	98,135	13,071,582
Telos Corp.(a)	40,673	121,612
UiPath, Inc., Class A(a)	173,462	2,133,583
Varonis Systems, Inc.(a)	84,332	3,623,746
Vertex, Inc.(a)	358,369	11,571,735
Workiva, Inc., Class A(a)	140,801	12,322,904
Xperi, Inc.(a)	103,764	877,843
Total		196,190,117
Technology Hardware, Storage & Peripherals 0.1%
IonQ, Inc.(a)	28,204	692,972
Xerox Holdings Corp.	248,668	1,648,669
Total		2,341,641
Total Information Technology		337,450,973
Materials 3.5%
Chemicals 1.6%
AdvanSix, Inc.	84,740	2,365,941
American Vanguard Corp.	160,281	823,844
Balchem Corp.	91,667	15,952,808
Cabot Corp.	12,300	1,057,800
Core Molding Technologies, Inc.(a)	23,700	325,401
Ecovyst, Inc.(a)	248,500	1,687,315
Huntsman Corp.	153,711	2,602,327
Ingevity Corp.(a)	21,200	1,010,392
Innospec, Inc.	8,900	920,349
Koppers Holdings, Inc.	24,569	715,204
Kronos Worldwide, Inc.	60,504	529,410
Mativ Holdings, Inc.	46,700	315,692
Olin Corp.	85,100	2,160,689
Origin Materials, Inc.(a)	150,408	137,413
Perimeter Solutions, Inc.(a)	272,250	2,880,405
Rayonier Advanced Materials, Inc.(a)	137,113	1,055,770
Stepan Co.	852	52,620
Valhi, Inc.	5,530	94,784
Total		34,688,164
Common Stocks (continued)
Issuer	Shares	Value ($)
Construction Materials 0.3%
Eagle Materials, Inc.	24,355	5,509,345
Knife River Corp.(a)	12,900	1,234,272
Total		6,743,617
Containers & Packaging 0.3%
Myers Industries, Inc.	157,800	1,729,488
Silgan Holdings, Inc.	31,400	1,705,334
Sonoco Products Co.	43,700	2,089,734
TriMas Corp.	75,000	1,536,750
Total		7,061,306
Metals & Mining 1.1%
Caledonia Mining Corp. PLC	17,250	173,708
Coeur Mining, Inc.(a)	828,619	4,267,388
Commercial Metals Co.	108,801	5,270,320
Constellium SE(a)	47,200	537,136
Olympic Steel, Inc.	41,963	1,394,011
Radius Recycling, Inc., Class A	53,568	740,845
Ryerson Holding Corp.	97,323	2,450,593
SSR Mining, Inc.(a)	557,420	5,568,626
SunCoke Energy, Inc.	176,775	1,603,349
Worthington Steel, Inc.	30,085	802,367
Total		22,808,343
Paper & Forest Products 0.2%
Clearwater Paper Corp.(a)	57,706	1,509,012
Louisiana-Pacific Corp.	19,356	1,929,212
Mercer International, Inc.	66,200	520,332
Sylvamo Corp.	17,300	1,230,030
Total		5,188,586
Total Materials		76,490,016
Real Estate 3.6%
Diversified REITs 0.2%
Alpine Income Properties Trust, Inc.	13,810	228,970
American Assets Trust, Inc.	107,965	2,424,894
Armada Hoffler Properties, Inc.	20,455	187,777
Empire State Realty Trust, Inc., Class A	228,000	2,113,560
Total		4,955,201
Health Care REITs 0.0%
Diversified Healthcare Trust	31,465	89,046
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Hotel & Resort REITs 1.0%
Chatham Lodging Trust	104,277	842,558
DiamondRock Hospitality Co.	205,900	1,694,557
Park Hotels & Resorts, Inc.	180,500	2,216,540
Pebblebrook Hotel Trust	211,823	2,616,014
RLJ Lodging Trust	342,690	3,173,309
Summit Hotel Properties, Inc.	138,763	897,797
Sunstone Hotel Investors, Inc.	620,969	6,507,755
Xenia Hotels & Resorts, Inc.	237,764	3,195,548
Total		21,144,078
Industrial REITs 0.3%
Plymouth Industrial REIT, Inc.	109,523	1,899,129
Terreno Realty Corp.	67,108	4,551,264
Total		6,450,393
Office REITs 0.2%
Easterly Government Properties, Inc.	393,889	4,439,129
Orion Office REIT, Inc.	157,878	650,457
Total		5,089,586
Real Estate Management & Development 1.4%
Cushman & Wakefield PLC(a)	185,500	2,205,595
Douglas Elliman, Inc.(a)	473,064	865,707
FirstService Corp.	106,090	18,717,459
Forestar Group, Inc.(a)	45,639	1,006,340
Howard Hughes Holdings, Inc.(a)	11,032	873,734
Marcus & Millichap, Inc.	31,800	1,223,664
Newmark Group, Inc., Class A	117,728	1,727,070
Opendoor Technologies, Inc.(a)	560,547	751,133
RE/MAX Holdings, Inc., Class A(a)	93,507	830,342
RMR Group, Inc. (The), Class A	80,034	1,458,220
Seritage Growth Properties, Class A(a)	191,700	701,622
Total		30,360,886
Retail REITs 0.5%
Alexander’s, Inc.	5,400	1,157,436
Curbline Properties Corp.	15,594	384,080
InvenTrust Properties Corp.	93,921	2,796,967
Phillips Edison & Co., Inc.	94,427	3,512,685
Common Stocks (continued)
Issuer	Shares	Value ($)
SITE Centers Corp.	53,948	755,812
Whitestone REIT	78,357	1,067,222
Total		9,674,202
Specialized REITs 0.0%
Uniti Group, Inc.	111,301	638,868
Total Real Estate		78,402,260
Utilities 1.5%
Electric Utilities 0.4%
Allete, Inc.	24,600	1,615,974
MGE Energy, Inc.	22,200	2,037,516
Otter Tail Corp.	21,200	1,690,276
Portland General Electric Co.	47,400	2,124,942
TXNM Energy, Inc.	40,100	2,095,225
Total		9,563,933
Gas Utilities 0.7%
MDU Resources Group, Inc.	91,400	1,576,650
Northwest Natural Holding Co.	64,347	2,630,505
Southwest Gas Holdings, Inc.	103,933	7,800,172
Spire, Inc.	28,600	2,198,196
Total		14,205,523
Multi-Utilities 0.4%
Avista Corp.	59,300	2,370,221
Black Hills Corp.	37,900	2,318,722
Northwestern Energy Group, Inc.	41,800	2,337,874
Unitil Corp.	17,900	1,004,190
Total		8,031,007
Water Utilities 0.0%
SJW Corp.	5,200	273,884
Total Utilities		32,074,347
Total Common Stocks (Cost $2,108,758,763)		2,154,246,703

The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Money Market Funds 1.8%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.479%(e),(f)	38,408,248	38,404,407
Total Money Market Funds (Cost $38,400,566)		38,404,407
Total Investments in Securities (Cost: $2,147,159,329)		2,192,651,110
Other Assets & Liabilities, Net		(6,362,994)
Net Assets		2,186,288,116
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At February 28, 2025, the total value of these securities amounted to $0, which represents less than 0.01% of total net assets.

(c)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At February 28, 2025, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Clementia Pharmaceuticals, Inc.	04/23/19	134,864	—	—

(d)	Valuation based on significant unobservable inputs.
(e)	The rate shown is the seven-day current annualized yield at February 28, 2025.
(f)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended February 28, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.479%
	40,687,557	322,966,102	(325,251,272)	2,020	38,404,407	2,750	915,785	38,408,248
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Portfolio of Investments (continued)
February 28, 2025 (Unaudited)
Fair value measurements   (continued)
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at February 28, 2025:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	23,214,635	—	—	23,214,635
Consumer Discretionary	221,321,522	—	—	221,321,522
Consumer Staples	62,030,963	—	—	62,030,963
Energy	97,379,438	1,062,072	—	98,441,510
Financials	393,872,185	—	—	393,872,185
Health Care	265,513,014	—	0 *	265,513,014
Industrials	565,435,278	—	—	565,435,278
Information Technology	337,450,973	—	—	337,450,973
Materials	76,490,016	—	—	76,490,016
Real Estate	78,402,260	—	—	78,402,260
Utilities	32,074,347	—	—	32,074,347
Total Common Stocks	2,153,184,631	1,062,072	0 *	2,154,246,703
Money Market Funds	38,404,407	—	—	38,404,407
Total Investments in Securities	2,191,589,038	1,062,072	0 *	2,192,651,110

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Statement of Assets and Liabilities
February 28, 2025 (Unaudited)

Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,108,758,763)	$2,154,246,703
Affiliated issuers (cost $38,400,566)	38,404,407
Receivable for:
Investments sold	8,139,782
Capital shares sold	998,944
Dividends	1,290,109
Foreign tax reclaims	2,735
Expense reimbursement due from Investment Manager	3,792
Prepaid expenses	7,206
Deferred compensation of board members	164,653
Other assets	20,068
Total assets	2,203,278,399
Liabilities
Due to custodian	3,559
Payable for:
Investments purchased	14,679,440
Capital shares redeemed	1,519,988
Management services fees	47,858
Transfer agent fees	394,143
Compensation of chief compliance officer	155
Compensation of board members	2,067
Other expenses	131,178
Deferred compensation of board members	211,895
Total liabilities	16,990,283
Net assets applicable to outstanding capital stock	$2,186,288,116
Represented by
Paid in capital	2,114,546,954
Total distributable earnings (loss)	71,741,162
Total - representing net assets applicable to outstanding capital stock	$2,186,288,116
Institutional Class
Net assets	$2,186,288,116
Shares outstanding	137,372,878
Net asset value per share	$15.91
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Statement of Operations
Six Months Ended February 28, 2025 (Unaudited)

Net investment income
Income:
Dividends — unaffiliated issuers	$9,507,060
Dividends — affiliated issuers	915,785
Foreign taxes withheld	(27,173)
Total income	10,395,672
Expenses:
Management services fees	7,355,390
Transfer agent fees
Institutional Class	2,244,527
Custodian fees	27,324
Printing and postage fees	139,445
Registration fees	38,783
Accounting services fees	28,495
Legal fees	18,649
Compensation of chief compliance officer	155
Compensation of board members	14,182
Deferred compensation of board members	5,727
Other	14,419
Total expenses	9,887,096
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(894,099)
Total net expenses	8,992,997
Net investment income	1,402,675
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	54,352,816
Investments — affiliated issuers	2,750
Net realized gain	54,355,566
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(127,835,357)
Investments — affiliated issuers	2,020
Net change in unrealized appreciation (depreciation)	(127,833,337)
Net realized and unrealized loss	(73,477,771)
Net decrease in net assets resulting from operations	$(72,075,096)
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Statement of Changes in Net Assets

	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
Operations
Net investment income	$1,402,675	$3,702,097
Net realized gain	54,355,566	51,265,965
Net change in unrealized appreciation (depreciation)	(127,833,337)	160,855,617
Net increase (decrease) in net assets resulting from operations	(72,075,096)	215,823,679
Distributions to shareholders
Net investment income and net realized gains
Institutional Class	(56,134,844)	(30,894,816)
Institutional 3 Class	—	(56)
Total distributions to shareholders	(56,134,844)	(30,894,872)
Increase in net assets from capital stock activity	665,860,225	73,549,419
Total increase in net assets	537,650,285	258,478,226
Net assets at beginning of period	1,648,637,831	1,390,159,605
Net assets at end of period	$2,186,288,116	$1,648,637,831

	Six Months Ended		Year Ended
	February 28, 2025 (Unaudited)		August 31, 2024
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Institutional Class
Shares sold	45,354,651	770,265,252	23,669,733	356,891,413
Distributions reinvested	3,215,054	56,134,844	2,129,209	30,894,816
Shares redeemed	(9,459,937)	(160,539,871)	(20,558,185)	(314,234,364)
Net increase	39,109,768	665,860,225	5,240,757	73,551,865
Institutional 3 Class
Shares redeemed	—	—	(163)	(2,446)
Net decrease	—	—	(163)	(2,446)

Total net increase	39,109,768	665,860,225	5,240,594	73,549,419
The accompanying Notes to Financial Statements are an integral part of this statement.

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
Institutional Class	Six Months Ended February 28, 2025 (Unaudited)	Year Ended August 31,
		2024	2023	2022	2021	2020
Per share data
Net asset value, beginning of period	$16.78	$14.94	$15.55	$21.62	$14.76	$14.39
Income (loss) from investment operations:
Net investment income	0.01	0.04	0.07	0.02	0.00 (a)	0.04
Net realized and unrealized gain (loss)	(0.38)	2.12	0.74	(2.85)	6.92	0.80
Total from investment operations	(0.37)	2.16	0.81	(2.83)	6.92	0.84
Distributions to shareholders
Distributions from net investment income	(0.07)	(0.10)	(0.05)	(0.01)	(0.06)	(0.05)
Distributions from net realized gains	(0.43)	(0.22)	(1.37)	(3.23)	—	(0.42)
Total distributions to shareholders	(0.50)	(0.32)	(1.42)	(3.24)	(0.06)	(0.47)
Net asset value, end of period	$15.91	$16.78	$14.94	$15.55	$21.62	$14.76
Total return	(2.46%)	14.77%	5.83%	(15.57%)	46.94%	5.76%
Ratios to average net assets
Total gross expenses(b)	1.09%	1.16%(c)	1.17%(c)	1.17%(c)	1.13%	1.09%
Total net expenses(b),(d)	0.99%	0.99%(c)	0.99%(c)	0.99%(c)	0.99%	0.99%
Net investment income	0.15%	0.25%	0.51%	0.13%	0.01%	0.26%
Supplemental data
Net assets, end of period (in thousands)	$2,186,288	$1,648,638	$1,390,157	$1,285,101	$1,483,609	$1,167,589
Portfolio turnover	23%	66%	74%	59%	59%	83%

Notes to Financial Highlights
(a)	Rounds to zero.
(b)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Notes to Financial Statements
February 28, 2025 (Unaudited)
Note 1. Organization
Multi-Manager Small Cap Equity Strategies Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund is offered only through certain wrap fee programs sponsored and/or managed by Ameriprise Financial, Inc. (Ameriprise Financial) or its affiliates. The Fund offers the share class listed in the Statement of Assets and Liabilities which is not subject to any front-end sales charge or contingent deferred sales charge.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadvisers (see Subadvisory agreements below) have the primary responsibility for the day-to-day portfolio management of

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.87% to 0.75% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended February 28, 2025 was 0.81% of the Fund’s average daily net assets.
Subadvisory agreements
The Investment Manager has entered into Subadvisory Agreements with Conestoga Capital Advisors, LLC, Hotchkis and Wiley Capital Management, LLC, J.P. Morgan Investment Management Inc. and Jacobs Levy Equity Management, Inc., each of which subadvises a portion of the assets of the Fund. New investments in the Fund, net of any redemptions, are allocated in accordance with the Investment Manager’s determination. Each subadviser’s proportionate share of investments in the Fund will vary due to market fluctuations. The Investment Manager compensates each subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees.
For the six months ended February 28, 2025, the Fund’s annualized effective transfer agency fee rate as a percentage of average daily net assets was as follows:
Effective rate (%)
Institutional Class	0.25
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Distribution and service fees
The Fund has an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Fund does not pay the Distributor a fee for the distribution services it provides to the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2025 (%)
Institutional Class	0.99
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At February 28, 2025, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,147,159,000	226,744,000	(181,252,000)	45,492,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,032,372,983 and $411,266,378, respectively, for the six months ended February 28, 2025. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $68,568 for the six months ended February 28, 2025.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended February 28, 2025.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the six months ended February 28, 2025.
Multi-Manager Small Cap Equity Strategies Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
Note 9. Significant risks
Industrials sector risk
The Fund is vulnerable to the particular risks that may affect companies in the industrials sector. Companies in the industrials sector are subject to certain risks, including changes in supply and demand for their specific product or service and for industrial sector products in general, including decline in demand for such products due to rapid technological developments and frequent new product introduction. Performance of such companies may be affected by factors including government regulation, world events, economic conditions and risks for environmental damage and product liability claims.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At February 28, 2025, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Small- and mid-cap company risk
Investments in small- and mid-capitalization companies (small- and mid-cap companies) often involve greater risks than investments in larger, more established companies (larger companies) because small- and mid-cap companies tend to have less predictable earnings and may lack the management experience, financial resources, product diversification and competitive strengths of larger companies. Securities of small- and mid-cap companies may be less liquid and more volatile than the securities of larger companies.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly

Multi-Manager Small Cap Equity Strategies Fund  | 2025

Notes to Financial Statements (continued)
February 28, 2025 (Unaudited)
(10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Multi-Manager Small Cap Equity Strategies Fund  | 2025

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[THIS PAGE INTENTIONALLY LEFT BLANK]

Multi-Manager Small Cap Equity Strategies Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR102_08_R01_(04/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	April 22, 2025

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	April 22, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	April 22, 2025